Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Note 5:- Property and Equipment

	December 31,
	2025	2024
Cost:
Computers and peripheral equipment	$3,066	$2,838
Leasehold improvement	924	831
Office furniture and equipment	150	144
Vehicles	162	149

	4,302	3,962

Accumulated depreciation	3,126	2,588

Property and equipment, net	$1,176	$1,374

Depreciation expense for the years ended December 31, 2025, 2024 and 2023 was $538, $585 and $557, respectively.